UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09147
Investment Company Act File Number
Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Massachusetts Municipal Income Trust
August 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 29.5%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$600	$605,736
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,131,408
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	995	976,662
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,520,340
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	1,973,658
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,598,160
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	441,149
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,388,664
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,535,262

		$11,171,039

Electric Utilities — 7.5%
Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,000	$1,017,820
Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,870	1,826,111

		$2,843,931

Escrowed/Prerefunded — 1.2%
Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	$400	$432,596

		$432,596

General Obligations — 11.0%
Danvers, 5.25%, 7/1/36	$885	$976,049
Newton, 5.00%, 4/1/36(2)	750	809,048
Plymouth, 5.00%, 5/1/31	345	376,609
Plymouth, 5.00%, 5/1/32	315	342,270
Wayland, 5.00%, 2/1/33	510	563,366
Wayland, 5.00%, 2/1/36	770	842,865
Winchester, 5.00%, 4/15/36	245	268,603

		$4,178,810

Hospital — 28.5%
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	$600	$663,786
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	370	373,889
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,232,797
Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	400	401,984
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	515,830
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,145,215
Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	885	895,301
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	740,942
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	720	636,451
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,000	2,034,260

	Principal
	Amount
Security	(000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	$675	$675,155
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	1,255	1,195,174
Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), 5.25%, 7/1/38	300	269,415

		$10,780,199

Housing — 6.8%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$1,914,864
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	652,041

		$2,566,905

Industrial Development Revenue — 1.8%
Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$695	$696,300

		$696,300

Insured-Education — 10.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,123,740
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,604,803
Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,165	1,171,070

		$3,899,613

Insured-Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$570	$580,232

		$580,232

Insured-General Obligations — 3.3%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,239,410

		$1,239,410

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$347,877

		$347,877

Insured-Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$705	$758,143

		$758,143

Insured-Special Tax Revenue — 13.3%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,480,595
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,000	1,134,320
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,401,332
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,595	460,257
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,005	355,071
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,905	210,159

		$5,041,734

Insured-Student Loan — 5.6%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$405	$431,621
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,885	1,690,317

		$2,121,938

Insured-Transportation — 3.5%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$315	$308,590
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	1,055	1,008,421

		$1,317,011

	Principal
	Amount
Security	(000’s omitted)	Value
Nursing Home — 1.3%
Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$535	$507,244

		$507,244

Other Revenue — 2.9%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$561,640
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	547,571

		$1,109,211

Senior Living/Life Care — 5.8%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$220,512
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,418,385
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	127,341
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	140	106,756
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	475	327,161

		$2,200,155

Special Tax Revenue — 7.2%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	$1,665	$637,928
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	1,676,167
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75	68,615
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	355,727

		$2,738,437

Transportation — 7.4%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,535,310
Massachusetts Port Authority, 5.00%, 7/1/28	500	547,980
Massachusetts Port Authority, 5.00%, 7/1/34	670	704,880

		$2,788,170

Water and Sewer — 8.6%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,102,747
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,193,782
Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,000	942,210

		$3,238,739

Total Tax-Exempt Investments — 159.9% (identified cost $59,544,811)		$60,557,694

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.9)%		$(20,050,318)

Other Assets, Less Liabilities — (7.0)%		$(2,629,105)

Net Assets Applicable to Common Shares — 100.0%		$37,878,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 25.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 14.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at August 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/11	60 U.S. 10-Year Treasury Note	Short	$(7,743,640)	$(7,741,875)	$1,765

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Appreciation
Bank of America	$1,250,000	3.256%	3-month USD- LIBOR-BBA	November 11, 2011/ November 11, 2041	$8,863

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $10,628.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,573,697

Gross unrealized appreciation	$2,498,225
Gross unrealized depreciation	(1,399,228)

Net unrealized appreciation	$1,098,997

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$60,557,694	$—	$60,557,694

Total Investments	$—	$60,557,694	$—	$60,557,694

Futures Contracts	$1,765	$—	$—	$1,765
Interest Rate Swaps	—	8,863	—	8,863

Total	$1,765	$60,566,557	$—	$60,568,322

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: October 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: October 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: October 25, 2011